Income taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Loss before income taxes	$ (93,628)	$ (86,945)	$ (59,943)
Income tax calculated at 13.04%	12,209	11,338	7,817
Unrecognized deferred tax assets during the year	(12,140)	(8,385)	(7,509)
Effect of expenses not deductible	0	(3,897)	(308)
Effect of income not taxable	38	1,008	0
Income taxes	$ 107	$ 64	$ 0